Litigation, regulatory and similar matters (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 4,969
Increase in provisions recognized in the income statement	2,561
Release of provisions recognized in the income statement	(952)
Provisions used in conformity with designated purpose	(3,416)
Reclassifications	295
Foreign currency translation and other movements	328
Balance at the end of the year	3,785
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	3,602
Increase in provisions recognized in the income statement	934
Release of provisions recognized in the income statement	(555)
Provisions used in conformity with designated purpose	(2,259)
Reclassifications	295
Foreign currency translation and other movements	185
Balance at the end of the year	2,200
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1,271
Increase in provisions recognized in the income statement	137
Release of provisions recognized in the income statement	(309)
Provisions used in conformity with designated purpose	(913)
Reclassifications	2
Foreign currency translation and other movements	129
Balance at the end of the year	317
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	147
Increase in provisions recognized in the income statement	2
Release of provisions recognized in the income statement	(39)
Provisions used in conformity with designated purpose	(111)
Reclassifications	0
Foreign currency translation and other movements	18
Balance at the end of the year	16
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(1)
Reclassifications	0
Foreign currency translation and other movements	0
Balance at the end of the year	0
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	266
Increase in provisions recognized in the income statement	56
Release of provisions recognized in the income statement	(37)
Provisions used in conformity with designated purpose	(26)
Reclassifications	0
Foreign currency translation and other movements	23
Balance at the end of the year	283
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1,779
Increase in provisions recognized in the income statement	662
Release of provisions recognized in the income statement	(169)
Provisions used in conformity with designated purpose	(1,190)
Reclassifications	293
Foreign currency translation and other movements	14
Balance at the end of the year	1,388
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	139
Increase in provisions recognized in the income statement	76
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(19)
Reclassifications	0
Foreign currency translation and other movements	1
Balance at the end of the year	$ 196